Rights To Use Airport Facilities - Summary of Value of Rights to Use Airport Facilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Rights To Use Airport Facilities [Line Items]
Rights to use airport facilities	$ 986,995	$ 1,043,695	$ 1,100,394
Gross carrying amount [Member]
Disclosure Of Rights To Use Airport Facilities [Line Items]
Rights to use airport facilities	2,117,708	2,117,708	2,117,708
Accumulated amortization [Member]
Disclosure Of Rights To Use Airport Facilities [Line Items]
Rights to use airport facilities	$ (1,130,713)	$ (1,074,013)	$ (1,017,314)